Allowance for Loan Losses - Impaired Loans - Average Recorded Investment and Interest Income Recognized (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	$ 3,085	$ 3,520	$ 5,243
Interest Income Recognized	172	167	216
Commercial and Agriculture [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	367	636	1,375
Interest Income Recognized	33	25	34
Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	456	610	1,507
Interest Income Recognized	32	33	75
Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	308	39	233
Interest Income Recognized	20	5	6
Residential Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	1,271	1,519	1,515
Interest Income Recognized	58	75	73
Farm Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	683	716	613
Interest Income Recognized	$ 29	$ 29	$ 28